Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 24, 2011
Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM INC
Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

TIFF Multi-Asset Fund (Prospectus Summary): | TIFF Multi-Asset Fund
TIFF INVESTMENT PROGRAM, INC. Supplement Dated May 24, 2011 to the Prospectus and Statement of Additional Information Dated April 29, 2011
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  The ������Redemption Fees������ shown in this table are referred to as ������exit fees������ elsewhere in this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Multi-Asset Fund
Entry Fees on Purchases (as a percentage of amount invested)	0.005
Redemption Fee (as a percentage of Amount Redeemed)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		TIFF Multi-Asset Fund
Management Fees	[1]	0.72%
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.60%
Total Annual Fund Operating Expenses	[1][2]	1.49%
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the fee schedule in the New Advisory Agreement.
[2]	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the fund���s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TIFF Multi-Asset Fund	252	574	918	1,891

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TIFF Multi-Asset Fund	201	519	859	1,821

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
TIFF Multi-Asset Fund (Prospectus Summary): | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000916622_SupplementTextBlock	TIFF INVESTMENT PROGRAM, INC. Supplement Dated May 24, 2011 to the Prospectus and Statement of Additional Information Dated April 29, 2011
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  The ������Redemption Fees������ shown in this table are referred to as ������exit fees������ elsewhere in this prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the fund���s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_PurchaseFeeAsPercentageAmountInvested	0.005
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	0.72%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	574
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,891
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	519
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	859
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,821

[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the fee schedule in the New Advisory Agreement.
[2]	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.